Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	160 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.52%	13.10%
Dow Jones U.S. Thematic Market Neutral Low Beta Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.05%	(2.50%)	0.41%
AGF U.S. Market Neutral Anti-Beta Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.99%	(1.45%)	0.39%
Performance Inception Date				Sep. 12, 2011
AGF U.S. Market Neutral Anti-Beta Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.68%	(2.13%)	0.01%
AGF U.S. Market Neutral Anti-Beta Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.93%	(1.32%)	0.19%